APPENDIX I
                    UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                      FORM 24F-2
            Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.   Name and address of issuer:

     Managers AMG Funds
     40 Richards Avenue
     Norwalk, CT 06854
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2.   The name of each series or class of securities for which
     this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        Frontier Small Company Value Fund
        Frontier Growth Fund
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3.   Investment Company Act File Number: 811-9521

     Securities Act File Number: 333-84639
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4. (a)  Last day of fiscal year for which this notice is
        filed:

        September 30, 2002
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4. (b)	Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the
        issuer's fiscal year).  (See Instruction A.2)
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        Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4. (c)  Check box if this is the last time the issuer will be filing this Form.

        ___

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5. Calculation of registration fee:

   (i)	Aggregate sale price of securities sold during the
        fiscal year in pursuant to section 24(f):       $  9,386,986
                                                        ------------

   (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:  $  4,640,270
                                             ------------

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
         to the Commission:                  $          0
                                             ------------

   (iv)	Total available redemption credits
        [add Items 5 (ii) and 5 (iii)]:                 $  4,640,270
                                                        ------------

   (v)	Net sales - if Item 5 (i) is greater than
        Item 5 (iv) [subtract Item 5 (iv) from
        Item 5 (i)]:                                    $  4,746,716
                                                        ------------

   (vi)	Redemption credits available for use in future
        years - if Item 5 (i) is less than 5 (iv)
        [subtract Item 5 (iv) from Item 5(I)]:$         0
                                             ------------

   (vii)Multiplier for determining registration fee
        (See Instruction C. 9):                         x   0.000092
                                                        ------------

   (viii) Registration fee due 	[multiply Item
         5 (v) by Item 5 (vii)] (enter "0" if
         no fee is due):                                =    $436.70
                                                        ============
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6.  Prepaid Shares

    If the response to item 5 (i) was determined by deducting
    an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-
    2], then report the amount of securities (number of
    shares or other units) deducted here: 0 if there is a
    number of shares or other units that were registered
    pursuant to rule 24e-2 remaining unsold at the end of the
    fiscal year for which this form is filed that are
    available for use by the issuer in future fiscal years,
    then state that number here:   0
                                  ---
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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's
    fiscal year (see Instruction D):                    + $        0
                                                        ------------
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8.  Total of the amount of the registration fee due plus any
    interest due [line 5 (viii) plus line 7]:           = $   436.70
                                                        ------------
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9.  Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:

    December 16, 2002



Method of Delivery:

          X 	Wire Transfer
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	       	Mail or other means
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                               SIGNATURES
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This report has been signed below by the following persons
on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Donald S. Rumery
                                     ---------------------------

                                     Donald S. Rumery, Treasurer
                                     ---------------------------
Date:	December 18, 2002
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*Please print the name and title of the signing officer
below the signature.

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